Major Customers and Suppliers	6 Months Ended
Jun. 30, 2023
Major Customers and Suppliers
Major Customers and Suppliers

Note 20 – Major Customers and Suppliers

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the six months ended June 30, 2023, four major customers accounted for approximately 25%, 25%, 23%, and 20% of the Company’s total sales, respectively. For the six months ended June 30, 2022, four major customers accounted for approximately 21%, 20%, 17%, and 10%of the Company’s total sales, respectively.

As of June 30, 2023, three customers accounted for approximately 34%, 28% and 26% of the Company’s accounts receivable balance, respectively. As of December 31, 2022, three customers accounted for approximately 33%, 25% and 25% of the Company’s accounts receivable balance.

The Company also had certain major suppliers whose purchases individually represented 10% or more of the Company’s total purchases. For the six months ended June 30, 2023, three major suppliers accounted for approximately 27%, 18%% and 10% of the Company’s total purchases, respectively. For the six months ended June 30, 2022, three major suppliers accounted for approximately 27%, 18%, 14% and 12% of the Company’s total purchases, respectively.